UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Florida Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Florida Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield Florida Fund
Schedule of Investments as of January 31, 2008 (Unaudited)					(in Thousands)

	Face
	Amount	Municipal Bonds			Value

District of Columbia -	$ 1,000	Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT,
0.5%		Series A, 5.25% due 10/01/2032 (f)			$ 1,009

Florida - 129.5%	2,100	Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (b)			2,132

	1,500	Arbor Greene Community Development District, Florida, Special Assessment Revenue Refunding Bonds,
		5% due 5/01/2019			1,581

	2,420	Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2027 (b)			2,476

	2,000	Beacon Tradeport Community Development District, Florida, Special Assessment Revenue Refunding Bonds
		(Commercial Project), Series A, 5.625% due 5/01/2032 (o)			2,054

	3,000	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds (Health First Inc. Project),
		5% due 4/01/2036			2,920

	2,870	Broward County, Florida, Airport System Revenue Bonds, AMT, Series I, 5.75% due 10/01/2018 (b)			3,018

	2,750	Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova Southeastern University),
		5% due 4/01/2031 (c)			2,835

	1,000	Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova Southeastern University),
		Series B, 5.625% due 4/01/2034			1,011

	1,470	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
		Series E, 5.90% due 10/01/2039 (g)(h)			1,607

	1,750	Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2023 (m)			1,857

	2,060	Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2026 (m)			2,154

	2,240	Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial Hospital), 6.25% due 8/15/2023			2,383

	2,850	Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial Hospital),
		6.375% due 8/15/2032			2,984

	460	Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT, 6.50% due 10/01/2025			460

	805	Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 5.40% due 10/01/2021 (h)			816

	1,575	Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 5.85% due 10/01/2027 (h)(m)			1,643

	4,000	Escambia County, Florida, Environmental Improvement Revenue Refunding Bonds (International Paper Company
		Projects), AMT, Series A, 5% due 8/01/2026			3,577

	1,300	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT,
		Series 3, 5.15% due 7/01/2038 (g)(h)			1,278

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Florida Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)		HFA	Housing Finance Agency
COP	Certificates of Participation		IDA	Industrial Development Authority
DRIVERS	Derivative Inverse Tax-Exempt Receipts		IDR	Industrial Development Revenue Bonds
EDA	Economic Development Authority		S/F	Single-Family
GO	General Obligation Bonds		VRDN	Variable Rate Demand Notes

BlackRock MuniYield Florida Fund
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 420	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
	Series 4, 6.25% due 7/01/2022 (j)	$ 443

1,580	Florida Municipal Loan Council Revenue Bonds, Series A-1, 5.125% due 7/01/2034 (m)	1,624

4,250	Florida Municipal Loan Council Revenue Bonds, Series B, 5.375% due 11/01/2030 (m)	4,460

2,500	Florida State Board of Education, GO (Public Education Capital Outlay), Series J, 5% due 6/01/2031	2,571

1,000	Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility System),
	5.125% due 10/01/2033 (b)	1,023

2,750	Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5% due 10/01/2031 (m)	2,832

4,500	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds,
	Series A, 5.25% due 6/01/2026	4,503

2,000	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System),
	Series C, 5.25% due 11/15/2036	2,019

1,055	Hillsborough County, Florida, Court Facilities Revenue Bonds, 5.40% due 11/01/2012 (b)(n)	1,183

2,500	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT,
	Series A, 7.125% due 4/01/2030	2,567

3,750	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT,
	Series B, 7.125% due 4/01/2030	3,850

4,575	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project),
	Series A, 5.25% due 7/01/2037	4,521

1,000	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project),
	Series C, 5.50% due 7/01/2032	1,009

1,500	Hillsborough County, Florida, School Board, COP, 5% due 7/01/2029 (m)	1,502

1,000	Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds
	(Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (m)	1,065

1,140	Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking Solutions Project),
	AMT, 5.50% due 10/01/2030 (a)	1,079

2,800	Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking Solutions Project),
	AMT, 5.875% due 6/01/2031 (a)	2,780

1,500	Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5.125% due 10/01/2032 (f)	1,531

2,315	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
	5.25% due 10/01/2032 (f)	2,393

1,000	Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT,
	Series A-1, 5.625% due 10/01/2039 (g)(h)	1,030

3,145	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project),
	5% due 8/15/2037 (j)	3,200

3,800	Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (m)	3,898

3,500	Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System),
	Series A, 5.50% due 11/15/2009 (m)(n)	3,738

BlackRock MuniYield Florida Fund
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,375	Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (b)	$ 1,471

35	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
	Series A-1, 7.125% due 3/01/2028 (h)	35

2,500	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
	Series A-2, 6% due 9/01/2040 (g)(h)	2,799

1,380	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
	(Shell Point/Alliance Obligor Group), 5% due 11/15/2032	1,216

3,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5% due 4/01/2032 (b)	3,030

65	Leon County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
	Series B, 7.30% due 1/01/2028 (g)(k)	67

1,400	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.90% due 9/01/2040 (g)(h)	1,519

115	Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	Sub-Series 1, 6.25% due 11/01/2028 (k)	117

1,000	Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (m)	1,022

1,350	Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Martin Memorial Medical Center), Series A, 5.75% due 11/15/2012 (n)	1,539

3,535	Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Martin Memorial Medical Center), Series A, 5.875% due 11/15/2012 (n)	4,048

3,000	Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (b)	3,179

2,435	Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (j)	2,424

4,300	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT,
	Series A, 6% due 10/01/2029 (f)	4,525

1,750	Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of Miami),
	Series A, 5.75% due 4/01/2010 (b)(n)	1,892

3	Miami-Dade County, Florida, Expressway Authority Toll System Revenue Bonds, DRIVERS, VRDN, Series 160,
	6.375% due 7/01/2010 (f)(n)(q)	3

4,750	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5% due 7/01/2033 (f)	4,776

1,800	Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds, AMT,
	Series A, 5.55% due 10/01/2049 (g)(h)	1,920

390	Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Refunding Bonds, AMT,
	Series A-1, 6.30% due 10/01/2020 (h)	392

3,200	Miami-Dade County, Florida, School Board, COP, Series A, 5.50% due 10/01/2009 (j)(n)	3,377

2,500	Miami-Dade County, Florida, School Board, COP, Series B, 5% due 11/01/2031 (b)	2,500

2,800	Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (m)	2,942

2,000	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program),
	5% due 1/01/2037 (m)	2,019

1,500	Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds
	(Rollins College Project), 5.25% due 12/01/2032 (b)	1,580

BlackRock MuniYield Florida Fund
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 5,140	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), 6% due 12/01/2012 (n)	$ 5,876

10,500	Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2009 (m)(n)	11,088

1,600	Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (f)	1,598

3,500	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5% due 10/01/2029 (b)	3,567

3,000	Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5% due 7/01/2030 (b)	3,058

10,185	Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5% due 7/01/2035 (b)	10,353

860	Orlando, Florida, Utilities Commission, Water and Electric Revenue Refunding Bonds,
	Series C, 5.25% due 10/01/2012 (n)	957

140	Orlando, Florida, Utilities Commission, Water and Electric Revenue Refunding Bonds,
	Series C, 5.25% due 10/01/2023	149

1,760	Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50% due 10/01/2027 (f)	1,872

5,000	Palm Beach County, Florida, Airport System Revenue Bonds, AMT, Series A, 5% due 10/01/2034 (m)	4,881

3,390	Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20% due 6/01/2015 (f)	4,257

6,000	Palm Beach County, Florida, School Board, COP, Series A, 6.25% due 8/01/2010 (f)(n)	6,619

1,000	Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2029 (f)	1,002

2,200	Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (j)	2,254

310	Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds (Multi-County Program), AMT,
	Series A-1, 6.30% due 9/01/2020 (h)	314

460	Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds (Multi-County Program), AMT,
	Series A-1, 6.35% due 9/01/2025 (h)	466

4,385	Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due 1/01/2025 (j)	4,637

1,105	Port Everglades Authority, Florida, Port Revenue Bonds, 7.125% due 11/01/2016 (e)	1,306

1,215	Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2025 (m)	1,253

2,045	Reedy Creek, Florida, Improvement District, Utilities Revenue Bonds, Series 1, 5% due 10/01/2025 (b)	2,131

1,000	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2035 (j)	1,027

2,400	Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2032 (b)	2,479

1,200	Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2034 (b)	1,242

1,015	Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25% due 10/01/2032 (b)	1,048

2,275	South Florida Water Management District, COP, 5% due 10/01/2036 (b)	2,258

1,000	South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.), 5.80% due 10/01/2034	1,018

1,150	South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.), 6.375% due 10/01/2034	1,190

2,190	Sumter County, Florida, Capital Improvement Revenue Bonds, 5% due 6/01/2026 (b)	2,279

3,500	Sumter County, Florida, Capital Improvement Revenue Bonds, 5% due 6/01/2030 (b)	3,596

5,000	Tampa Bay, Florida, Water Utility System Revenue Bonds, 5.75% due 10/01/2011 (f)(n)	5,555

3,235	University of Central Florida, COP (UCF) Athletics Association Inc., Series A, 5.25% due 10/01/2034 (f)	3,275

4,400	University of Central Florida, COP (UCF Convocation Center), Series A, 5% due 10/01/2035 (f)	4,374

2,400	University of North Florida, Capital Improvement Revenue Bonds (Housing Project), 5% due 11/01/2032 (f)	2,410

1,995	Village Center Community Development District, Florida, Recreational Revenue Bonds,
	Series A, 5.375% due 11/01/2034 (m)	2,110

BlackRock MuniYield Florida Fund
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 1,000		Village Center Community Development District, Florida, Recreational Revenue Bonds,
		Series A, 5.125% due 11/01/2036 (m)	$ 1,033

	5,040	Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125% due 10/01/2028 (m)	5,211

	1,000	Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project),
		Series A, 5% due 6/01/2035 (d)	1,014

	5,000	Volusia County, Florida, School Board, COP (Master Lease Program), 5.50% due 8/01/2024 (j)	5,262

Georgia - 1.7%	3,270	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Refunding Bonds, Series C,
		5% due 1/01/2033 (j)	3,335

New Jersey - 1.8%	1,735	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029	1,726

	505	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031	489

	1,000	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7% due 6/01/2013 (n)	1,210

Puerto Rico - 3.3%	1,000	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2026	1,006

	1,800	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2037	1,786

	2,000	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
		Series I, 5% due 7/01/2036 (s)	1,941

	1,715	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
		Series E, 5.70% due 2/01/2010 (n)	1,822

		Total Municipal Bonds (Cost - $259,583) - 136.8%	268,342

		Municipal Bonds Transferred to Tender Option Bond Trusts (r)

Florida - 21.6%	5,000	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A,
		5% due 10/01/2040 (i)	4,765

	16,000	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, 6.375% due 7/01/2010 (f)(n)	17,635

	6,595	Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds
		(Miami Children's Hospital), Series A, 5.625% due 8/15/2017 (b)	7,330

	1,180	Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2, 5.25% due 2/01/2026 (f)	1,204

	1,820	Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2, 5.25% due 2/01/2031 (f)	1,856

	8,500	South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625% due 5/01/2032 (m)	9,570

		Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $40,712) - 21.6%	42,360

	Shares
	Held	Short-Term Securities

	1,393	CMA Florida Municipal Money Fund, 2.12% (l)(p)	1,393

		Total Short-Term Securities (Cost - $1,393) - 0.7%	1,393

		Total Investments (Cost - $301,688*) - 159.1%	312,095
		Other Assets Less Liabilities - 7.0%	13,807
		Liability for Trust Certificates, Including Interest Expense Payable - (10.0%)	(19,711)
		Preferred Shares, at Redemption Value - (56.1%)	(110,067)

		Net Assets Applicable to Common Shares - 100.0%	$ 196,124

BlackRock MuniYield Florida Fund
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of January 3l, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 283,709

Gross unrealized appreciation	$ 11,362
Gross unrealized depreciation	(2,524)

Net unrealized appreciation	$ 8,838

(a) ACA Insured.
(b) AMBAC Insured.
(c) Assured Guaranty Insured.
(d) CIFG Insured.
(e) Escrowed to maturity.
(f) FGIC Insured.
(g) FHLMC Collateralized.
(h) FNMA/GNMA Collateralized.
(i) XL Capital Insured.
(j) FSA Insured.
(k) GNMA Collateralized.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Florida Municipal Money Fund	$ (4,685)	$ 17

(m) MBIA Insured.
(n) Prerefunded.
(o) Radian Insured.
(p) Represents the current yield as of January 3l, 2008.

(q) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(r) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. (s) Commonwealth Guaranteed.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Florida Fund

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of BlackRock MuniYield Florida Fund

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniYield Florida Fund

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Florida Fund

Date: March 24, 2008